Operating Segments, by segment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Net Sales													$ 752,817	$ 757,550	$ 705,544
Depreciation and Amortization													43,822	45,108	34,000
Operating Income (Loss)	18,870	7,739	(7,375)	(4,424)	16,795	(42,646)	22,556	(5,652)	16,780	19,950	22,230	32,465	14,810	(8,947)	91,425
Interest Income													67	820	243
Interest Expense													(8,022)	(6,887)	(7,610)
Income (Loss) Before Income Taxes													33,611	(17,075)	86,636
Total Assets	845,126				871,623				936,747				845,126	871,623	936,747
Capital Expenditures													(47,075)	(44,509)	(41,836)
Eliminations [Member]
Segment Reporting Information [Line Items]
Net Sales													(8,450)	(7,632)	(18,230)
Depreciation and Amortization													0	0	0
Operating Income (Loss)													(280)	(631)	4,315
Interest Income													0	0	(584)
Interest Expense													0	0	584
Income (Loss) Before Income Taxes													(280)	(630)	4,315
Total Assets	(362,950)				(352,969)				(369,803)				(362,950)	(352,969)	(369,803)
Capital Expenditures													0	0	0
GMI [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net Sales													697,403	702,275	631,495
Depreciation and Amortization													39,069	40,274	29,261
Operating Income (Loss)													67,047	73,615	103,542
Interest Income													26	1	1
Interest Expense													(2,760)	(4,107)	(5,807)
Income (Loss) Before Income Taxes													64,237	68,274	98,297
Total Assets	657,714				686,609				679,516				657,714	686,609	679,516
Capital Expenditures													(42,139)	(35,543)	(36,126)
Globe Metais [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net Sales														0	0
Depreciation and Amortization														0	0
Operating Income (Loss)														0	(2)
Interest Income														0	0
Interest Expense														0	0
Income (Loss) Before Income Taxes														0	(2)
Total Assets					0				0					0	0
Capital Expenditures														0	0
Globe Metales [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net Sales													51,213	51,266	64,063
Depreciation and Amortization													2,414	2,009	1,766
Operating Income (Loss)													5,746	(2,388)	11,332
Interest Income													18	781	49
Interest Expense													(676)	(1,168)	(1,145)
Income (Loss) Before Income Taxes													2,671	(3,751)	10,422
Total Assets	72,529				74,517				86,302				72,529	74,517	86,302
Capital Expenditures													(3,680)	(1,168)	(1,926)
Solsil [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net Sales													0	0	0
Depreciation and Amortization													0	362	488
Operating Income (Loss)													(42)	(21,147)	(984)
Interest Income													0	0	0
Interest Expense													0	0	0
Income (Loss) Before Income Taxes													(33)	(21,147)	(984)
Total Assets	15,633				15,347				30,057				15,633	15,347	30,057
Capital Expenditures													0	(30)	(691)
Corporate [Member]
Segment Reporting Information [Line Items]
Net Sales													0	0	0
Depreciation and Amortization													249	388	424
Operating Income (Loss)													(53,680)	(47,634)	(27,268)
Interest Income													16	37	777
Interest Expense													(4,586)	(1,611)	(739)
Income (Loss) Before Income Taxes													(28,523)	(48,984)	(25,570)
Total Assets	385,442				419,504				469,137				385,442	419,504	469,137
Capital Expenditures													(653)	(7,603)	(2,675)
Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net Sales													12,651	11,641	28,216
Depreciation and Amortization													2,090	2,075	2,061
Operating Income (Loss)													(3,981)	(10,762)	490
Interest Income													7	1	0
Interest Expense													0	(1)	(503)
Income (Loss) Before Income Taxes													(4,461)	(10,837)	158
Total Assets	76,758				28,615				41,538				76,758	28,615	41,538
Capital Expenditures													$ (603)	$ (165)	$ (418)